Amendment of Authorised Stock	12 Months Ended
Dec. 31, 2013
Amendment Of Authorised Stock
Note 7. Amendment of Authorised Stock

As of September 19, 2013, the number of authorized shares of common stock was reduced from 200,000,000 shares to 100,000,000 shares at $0.001 par value, and the issuance of 1,000,000 shares of preferred stock at $0.001 par value was authorized.